UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

                   Albany, NY                               12207-1002

(Address of principal executive offices)                         (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3261

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Paradigm Capital Appreciation Fund
	Schedule of Investments
	March 31, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Ball & Roller Bearings
4,350	Timken Co.	$ 131,849	2.74%

Beverages
5,350	Constellation Brands Inc.*	113,313	2.35%

Drilling Oil & Gas Wells
4,650	Helmerich & Payne Inc.	141,081	2.93%

Electronic Components & Accessories
8,800	Vishay Intertechnology Inc.*	123,024	2.56%

Electric Lighting & Wiring Equipment
2,550	Hubbell Inc. Class B	123,012	2.56%

Electric Services
15,400	Dynegy Inc.*	142,604	2.96%

Fire, Marine & Casualty Insurance
1,275	Everest Re Group Ltd.	122,617
3,950	HCC Insurance Holdings Inc.	121,660
		244,277	5.09%

Hospital & Medical Service Plans
3,150	Sierra Health Services Inc.*	129,686	2.70%

Instruments For Measuring & Testing of Electricity
7,625	Teradyne Inc. *	126,118	2.63%

Meat Packing Plants
3,450	Hormel Foods Corp.	128,305	2.67%

Miscellaneous Furniture & Fixtures
2,100	Hillenbrand Industries Inc.	124,677	2.60%

Motor Vehicles & Passenger Car Bodies
2,275	Oshkosh Truck Corp.	120,575	2.51%

National Commercial Banks
5,400	Huntington Bancshares Inc.	117,990	2.46%

Telephone Communications
2,450	Telephone & Data Systems Inc.	136,955	2.85%

Retail-Catalog & Mail-Order Houses
1,975	CDW Corp.	121,325	2.53%

Services-Computer Integrated Systems Design
2,375	Computer Sciences Corp. *	123,809	2.58%

Services-Misc Health & Allied Services
3,200	Lincare Holdings Inc.*	117,280	2.44%

State Commercial Banks
3,550	Associated Banc-Corp	119,280
2,875	Wilmington Trust Corp	121,239
		240,519	5.01%

Trucking (No Local)
2,725	YRC Worldwide Inc.*	109,600	2.28%

Wholesale-Misc Durable Goods
2,100	Pool Corp	75,180	1.57%

Total for Common Stock (Cost $2,682,612)		$ 2,691,177	56.02%

EXCHANGE TRADED FUNDS
19,700	iShares Russell Midcap Index (Cost $2,025,285)	2,052,937	42.74%

Cash Equivalents
65,087	SEI Daily Income Tr Govt B Yield at 4.80% **	65,087	1.35%
	(Cost - $65,087)

	Total Investments	4,809,201	100.12%
	(Cost - $4,772,984)

	Liabilities in Excess of Other Assets	(5,573)	-0.12%

Net Assets		$ 4,803,628	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at March 31, 2007.

NOTES TO FINANCIAL STATEMENTS
PARADIGM CAPITAL APPRECIATION FUND

1. SECURITY TRANSACTIONS

At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,772,984 amounted to $36,215, which consisted of aggregate gross unrealized appreciation of $134,800 and aggregate gross unrealized depreciation of $98,585.

Item 1. Schedule of Investments.

Paradigm Opportunity Fund
	Schedule of Investments
	March 31, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Adhesives & Sealants
4,200	HB Fuller Co.	$ 114,534	2.03%

Aircraft Parts & Auxiliary Equipment
5,900	LMI Aerospace Inc.*	109,917	1.94%

Computer Services and Software
17,000	Aspen Technology Inc. *	221,000	3.91%

Crude Petroleum & Natural Gas
2,200	Unit Corp. *	111,298	1.97%

Electromedical & Electrotherapeutic Apparatus
4,100	Syneron Medical Ltd.*	110,905	1.96%

Gas & Other Services Combined
4,100	Vectren Corp.	117,260	2.07%

In Vitro & In Vivo Diagnostic Substances
12,400	Trinity Biotech plc*	112,592	1.99%

Industrial & Commercial Fans & Blowers & Air Purifing Equip
15,900	Flanders Corp.*	115,275	2.04%

Investment Management Company
5,400	MCG Capital Corporation	101,304	1.79%

Laboratory Analytical Instruments
8,900	PerkinElmer Inc.	215,588	3.81%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
3,600	Amcol International Corp.	106,740	1.89%

National Commercial Banks
2,800	First Midwest Bancorp Inc.	102,900	1.82%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
10,700	American Medical Systems Holdings Inc. *	226,519
2,600	Respironics Inc. *	109,174
		335,693	5.93%

Pharmaceutical Preparations
4,300	K V Pharmaceutical Co. *	106,339
4,700	Sciele Pharma Inc. *	111,296
		217,635	3.85%

Radio & TV Broadcasting & Communications Equipment
3,300	Comtech Telecommunications Corp. *	127,809
3,100	ViaSat Inc. *	102,207
		230,016	4.07%

Real Estate Investment Trusts
6,500	Highland Hospitality Corp.	115,700	2.05%

Retail-Apparel & Accessory Stores
3,400	Jos. A Bank Clothiers Inc.*	120,190	2.12%

Retail - Miscellaneous Shopping Goods Stores
8,900	Big 5 Sporting Goods Corp.	230,688	4.08%

Retail - Retail Stores
3,400	Petsmart Inc.	112,064	1.98%

Retail-Shoe Stores
4,700	Foot Locker Inc.	110,685	1.96%

Retail - Variety Stores
3,300	BJ's Wholesale Club Inc. *	111,639	1.97%

Services - Commercial Physical & Biological Research
5,200	PRA International *	112,112	1.98%

Services - Computer Integrated Systems
17,300	Radiant Systems Inc. *	225,419	3.98%

Services - Motion Picture Theaters
5,100	Regal Entertainment Group	101,337	1.79%

Services - Offices & Clinics of Doctors of Medicine
3,800	Radiation Therapy Services Inc.*	116,402	2.06%

Service - Prepackaged Software
15,400	Epicor Software Corp. *	214,214
2,400	Hyperion Solutions Corp. *	124,392
11,600	Parametric Technology Corp. *	220,400
5,900	Transaction Systems Architects Inc. *	191,101
		750,107	13.26%

Ship & Boat Building & Repairing
11,200	Marine Products Corp.	107,184	1.89%

Sporting & Athletic Goods
40,300	Cybex International Inc.*	214,799
8,900	K2 Inc.*	107,601
		322,400	5.70%

Surgical & Medical Instruments & Apparatus
2,100	Orthofix International NV *	107,205	1.90%

Telephone & Telegraph Apparatus
12,500	Symmetricom Inc. *.	103,750	1.83%

Telephone Communications
10,900	PAETEC Holding Corp.*	114,232	2.02%

Wholesale-Drugs, Proprietaries & Druggists' Sundries
6,800	Axcan Pharma Inc.*	112,268	1.98%

Total for Common Stock (Cost $4,817,425)		$ 5,296,039	93.62%

Cash Equivalents
351,302	SEI Daily Income Treasury Government CL B 4.80% ***	351,302	6.21%

Total Investment Securities		5,647,341	99.83%
	(Cost $5,168,727)

Other Assets in Excess of Liabilities		9,660	0.17%

Net Assets		$ 5,657,001	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipts
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2007.

NOTES TO FINANCIAL STATEMENTS
PARADIGM OPPORTUNITY FUND

1. SECURITY TRANSACTIONS

At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,168,727 amounted to $478,614, which consisted of aggregate gross unrealized appreciation of $561,123 and aggregate gross unrealized depreciation of $82,509.

Item 1. Schedule of Investments.

Paradigm Select Fund

	Schedule of Investments
	March 31, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Blankbooks, Looseleaf Binders & Bookbinding & Related Work
6,100	Deluxe Corp.	$ 204,533
4,400	John H. Harland Company	225,412
		429,945	3.72%

Books: Publishing or Publishing & Printing
5,000	Scholastic Corp. *	155,500	1.35%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
4,300	Lancaster Colony Corp.	190,017	1.64%

Cement, Hydraulic
4,500	Eagle Materials Inc.	200,835	1.74%

Communications Equipment
8,200	Checkpoint Systems Inc. *	194,012	1.68%

Crude Petroleum & Natural Gas
3,100	Whiting Petroleum Corp.*	122,170	1.05%

Drilling Oil & Gas Wells
18,700	Parker Drilling Co. *	175,593	1.52%

Electric & Other Services Combined
10,000	CMS Energy Corp. *	178,000	1.54%

Electric Services
24,400	Dynegy Inc. *	225,944
6,800	Energy East Corp.	165,648
		391,592	3.39%

Electrical Industrial Apparatus
5,300	Woodward Governor Co.	218,201	1.89%

Electronic Components & Accessories
11,800	AVX Corp.	179,360	1.55%

Engines & Turbines
5,200	Brunswick Corp.	165,620	1.43%

Fabricated Rubber Products
4,600	Carlisle Companies Inc.	197,478
3,700	West Pharmaceutical Services, Inc.	171,791
		369,269	3.19%

Fire, Marine & Casualty Insurance
612	Alleghany Inc. *	228,643
5,300	Harleysville Group Inc.	172,197
		400,840	3.47%

Food & Kindred Products
6,750	Flowers Foods Inc.	203,648	1.76%

Household Furniture
8,000	Tempur Pedic International Inc. *	207,920	1.80%

Insurance Agents, Brokers & Service
6,500	Arthur J Gallagher & Co.	184,145	1.59%

Life Insurance
12,600	Phoenix Inc.	174,888	1.51%

Magnetic & Optical Recording Media
3,900	Imation Corp.	157,482	1.36%

Meat Packing Plants
4,900	Hormel Foods Corp.	182,231	1.58%

Miscellaneous Electrical Machinery, Equipment, & Supplies
3,300	United Industrial Corp.	182,160	1.58%

Miscellaneous Industrial & Commercial Machinery & Equipment
5,400	Curtiss-Wright Corp.	208,116	1.80%

Miscellaneous Fabricated Metal Products
12,300	Mueller Water B*	164,697	1.42%

Miscellaneous Furniture & Fixtures
3,200	Hillenbrand Industries Inc.	189,984	1.64%

Motor Vehicles Parts & Accessories
7,000	CLARCOR Inc.	222,600
21,400	Visteon Corp.*	182,756
		405,356	3.51%

National Commercial Banks
8,500	FirstMerit Corp.	179,435	1.55%

Newspapers: Publishing or Publishing & Printing
10,300	Journal Communications, Inc.	135,033
3,300	Media General, Inc.	125,928
		260,961	2.26%

Office Furniture
4,100	HNI Corp.	188,313	1.63%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
3,600	Rogers Corp. *	159,660	1.38%

Plastics Products
3,000	AptarGroup Inc.	200,790	1.74%

Prefabricated Metal Buildings & Components
3,600	NCI Building Systems Inc. *	171,864	1.49%

Radiotelephone Communications
4,100	Telephone & Data Systems Inc.	229,190
7,100	USA Mobility Inc.	141,503
		370,693	3.21%

Railroad, Line-Haul Operating
6,400	Kansas City Southern *	227,712	1.97%

Retail - Catalog & Mail-Order Houses
2,800	CDW Corp.	172,004	1.49%

Retail - Department Stores
5,400	Dillard's Inc.	176,742	1.53%

Retail - Shoe Stores
6,300	Payless Shoesource Inc. *	209,160	1.81%

Semiconductors & Related Devices
5,600	Cabot Microelectronics Corp. *	187,656	1.62%

Services - Advertising Agencies
3,600	Catalina Marketing Corp.	113,688	0.98%

Services - Business Services
5,800	Moneygram International Inc.	161,008
20,800	Premiere Global Services Inc.*	233,376
		394,384	3.41%

Services - Computer Integrated Systems Design
8,400	Convergys Corp. *	213,444
10,300	Tyler Technologies Inc. *	130,810
		344,254	2.98%

Services - Equipment Rental & Leasing
6,600	Rent-A-Center Inc. *	184,668	1.60%

Services-Help Supply Services
11,100	Labor Ready Inc.*	210,789	1.82%

Services-Hospitals
3,900	Magellan Health Services Inc.*	163,800	1.42%

Services - Misc Health & Allied Services
4,900	Lincare Holdings Inc. *	179,585	1.55%

Services - Personal Services
5,700	Jackson Hewitt Tax Service Inc.	183,426	1.59%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
4,100	Church & Dwight Co., Inc.	206,435	1.79%

Special Industry Machinery
5,800	Pentair Inc.	180,728
4,100	Varian Semiconductor Equipment Associates Inc.*	218,858
		399,586	3.46%

State Commercial Banks
4,200	Wilmington Trust Corp.	177,114	1.53%

Steel Works, Blast Furnaces & Rolling Mills
7,800	Commercial Metals Co.	244,530	2.11%

Sugar & Confectionery Products
5,890	Tootsie Roll Industries Inc.	176,518	1.53%

Wholesale - Electronic Parts & Equipment
6,200	Avnet Inc. *	224,068	1.94%

Total for Common Stock (Cost $10,394,630)		$ 11,339,415	98.10%

Cash Equivalents
227,257	SEI Daily Income Treasury Government CL B 4.80% **	227,257	1.97%
	(Cost $227,257)

Total Investment Securities		11,566,672	100.07%
	(Cost $10,621,887)

	Liabilities in Excess of Other Assets	(8,463)	-0.07%

Net Assets		$ 11,558,209	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2007.

NOTES TO FINANCIAL STATEMENTS
PARADIGM SELECT FUND

1. SECURITY TRANSACTIONS

At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,621,887 amounted to $944,785, which consisted of aggregate gross unrealized appreciation of $1,206,422 and aggregate gross unrealized depreciation of $261,635.

Item 1. Schedule of Investments.

Paradigm Value Fund
	Schedule of Investments
	March 31, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
19,000	LESCO Inc. *	$ 274,740	0.31%

Aircraft Engines & Engine Parts
22,400	Sequa Corp. Class A *	2,682,848	3.06%

Ball & Roller Bearings
77,600	NN Inc.	969,224	1.11%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
51,500	Corn Products International Inc.	1,832,885	2.09%

Chemicals & Allied Products
46,500	Arch Chemicals Inc.	1,451,730
29,500	Innospec Inc.	1,700,380
		3,152,110	3.60%

Construction Machienery & Equip
81,700	ASV Inc.*	1,246,742	1.42%

Crude Petroleum & Natural Gas
15,000	Evolution Petroleum Corp. *	38,400
180,000	Harvest Natural Resources Inc.*	1,753,200
80,000	Vaalco Energy Inc.*	414,400
37,500	Whiting Petroleum Corp. *	1,477,875
		3,683,875	4.20%

Cutlery, Handtools & General Hardware
15,500	Simpson Manufacturing Co., Inc.	478,020	0.55%

Deep Sea Foreign Transportation of Freight
17,900	Seacor Holdings Inc. *	1,761,360	2.01%

Drilling Oil & Gas Wells
21,000	Atwood Oceanics Inc.*	1,232,490	1.41%

Electrical Industrial Apparatus
41,500	Woodward Governor Co.	1,708,555	1.95%

Electromedical & Electrotherapeutic Apparatus
67,700	Cholestech Corp. *	1,167,148	1.33%

Electronic Components & Accessories
79,000	AVX Corp.	1,200,800
79,800	Hutchinson Technology Inc. *	1,863,330
		3,064,130	3.50%

Electronic Components, NEC
115,350	Spectrum Control Inc. *	1,418,805	1.62%

Fire, Marine & Casualty Insurance
69,200	Alfa Corp.	1,278,816	1.46%

Food and Kindred Products
54,300	Flowers Foods Inc.	1,638,231	1.87%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
61,700	JAKKS Pacific Inc. *	1,474,630	1.68%

Glass Products
90,000	Apogee Enterprises Inc.	1,803,600	2.06%

Greeting Cards
53,935	CSS Industries Inc.	2,021,484	2.31%

Household Furniture
52,100	Tempur Pedic International Inc. *	1,354,079	1.55%

Industrial Instruments For Measurement, Display and Control
12,000	K-Tron International Inc. *	860,760	0.98%

Industrial Organic Chemicals
38,100	Sensient Technologies Corp.	982,218	1.12%

Life Insurance
2,900	National Western Life Insurance Company	709,920	0.81%

Magnetic & Optical Recording Media
38,300	Imation Corp.	1,546,554	1.77%

Metal Cans
27,600	Silgan Holdings Inc.	1,410,636	1.61%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
116,800	USEC Inc. *	1,898,000	2.17%

Miscellaneous Industrial & Commercial Machinery & Equipment
52,200	Curtiss-Wright Corp.	2,011,788	2.30%

Miscellaneous Chemical Products
51,400	WD-40 Co.	1,629,894	1.86%

Miscellaneous Electrical Machinery, Equipment & Supplies
23,400	United Industrial Corp.	1,291,680	1.47%

Motor Vehicle Parts & Accessories
50,300	Drew Industries Inc. *	1,442,604
73,600	Superior Industries International Inc.	1,533,088
		2,975,692	3.39%

National Commercial Banks
68,700	Hanmi Financial Corp.	1,309,422	1.49%

Office Furniture
19,000	MITY Enterprises Inc. *	361,000	0.41%

Pharmaceutical Preparations
70,000	Alpharma Inc.	1,685,600	1.92%

Plastic Materials, Synth Resins & Non-vulcan Elastomers
35,800	Rogers Corp. *	1,587,730	1.81%

Public Building & Related Furniture
44,759	Virco Manufacturing Corp. *	302,123	0.34%

Railroads, Line-Haul Operating
47,900	Kansas City Southern * +	1,704,282	1.94%

Real Estate Dealers (For Their Own Account)
300	Texas Pacific Land Trust	72,750	0.08%

Refrigeration & Service Industry Machinery
61,500	Standex International Corp.	1,753,365	2.00%

Retail-Eating Places
89,500	CKE Restaurants Inc.	1,687,970	1.93%

Security Brokers, Dealers & Flotation Companies
86,300	LaBranche & Co. Inc.*	704,208	0.80%

Semiconductors & Related Devices
125,000	Leadis Technology Inc. *	500,000
142,000	White Electronic Designs Corp. *	945,720
		1,445,720	1.65%

Services - Automotive Repair, Service & Parking
38,800	Monro Muffler Brake Inc.	1,361,880	1.55%

Services - Business Services
150,600	CBIZ Inc. *	1,069,260	1.22%

Services - Computer Integrated Systems Design
79,500	Imergent Inc.	1,547,070	1.77%

Services - Educational Services
72,800	Nobel Learning Communities Inc. *	1,117,480	1.27%

Services - Equipment Rental & Leasing
56,000	Interpool Inc.	1,367,520
62,600	Rent-A-Center Inc. *	1,751,548
		3,119,068	3.56%

Services - Hospitals
53,800	Rehabcare Group Inc. *	853,806	0.97%

Services-Legal Services
27,000	Pre-Paid Legal Services Inc.*.	1,352,970	1.54%

Sporting & Athletic Goods
54,600	Escalade Inc.	511,602	0.58%

Surgical & Medical Instruments & Apparatus
55,100	Cantel Medical Corp. *	847,989	0.97%

Telephone Communications
32,500	D&E Communications Inc.	432,900
133,100	Ibasis, Inc. *	1,462,769
		1,895,669	2.16%

Trucking (No Local)
39,000	Arkansas Best Corp.	1,386,450	1.58%

Water, Sewer, Pipeline, Comm & Power Line Construction
15,250	Preformed Line Products Co.	549,763	0.63%

Wholesale - Machinery, Equipment & Supplies
70,900	Kaman Corp.	1,652,679	1.89%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
50,500	Owens & Minor Inc.	1,854,865	2.12%

Wood Household Furniture
44,000	Ethan Allen Interiors Inc.	1,554,960	1.77%

Total for Common Stock (Cost $73,360,733)		$ 82,850,595	94.51%

Cash Equivalents
5,549,193	SEI Daily Income Treasury Government CL B 4.80% **	5,549,193
234,596	Principal Cash	234,596
	(Cost $5,783,789)	5,783,789	6.60%

Total Investment Securities
	(Cost $79,144,522)	88,634,384	101.11%

Liabilities in Excess of Other Assets		(975,971)	-1.11%

Net Assets		$ 87,658,413	100.00%

Securities Sold Short
Common Stock
15,000	American Vanguard Corp. *	$ 256,350
15,000	Titan International Inc. *	379,950
	Total Securities Sold Short (Proceeds - $536,069)	$ 636,300	0.73%

+ Securities partially pledged as collateral on Securities sold short.
* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2007.

NOTES TO FINANCIAL STATEMENTS
PARADIGM VALUE FUND

1. SECURITY TRANSACTIONS

At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $79,144,522 amounted to $9,489,862, which consisted of aggregate gross unrealized appreciation of $11,302,240 and aggregate gross unrealized depreciation of $1,812,378.  At March 31, 2007, the net unrealized depreciation on securities sold short, based on proceeds for federal income tax purposes of $536,069 amounted to $100,231.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:              5-24-2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:              5-24-2007

By: /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:              5-24-2007